Annual Total Returns - Voya Russia Fund (Class A I and W Shares) [BarChart] - Class A I and W Shares - Voya Russia Fund - Class A	Feb. 28, 2021
Bar Chart Table:
2011	(29.15%)
2012	16.51%
2013	4.77%
2014	(40.54%)
2015	4.59%
2016	39.04%
2017	11.71%
2018	(5.40%)
2019	47.84%
2020	(6.59%)